Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies

2.     Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements reflect the accounts of Alder BioPharmaceuticals, Inc. and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated in consolidation. The condensed consolidated balance sheet data as of December 31, 2013 were derived from audited financial statements. The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) and generally accepted accounting principles in the United States of America (“GAAP”) for unaudited condensed consolidated financial information. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. The accompanying unaudited condensed consolidated financial statements reflect all adjustments consisting of normal recurring adjustments which, in the opinion of management, are necessary for a fair statement of the Company’s financial position and results of its operations, as of and for the periods presented. The Company manages its business as one operating segment; however, the Company operates in two geographic regions: United States (Bothell, WA) and Australia. Substantially all of the Company’s assets are located in, and revenues are generated in, the United States.

These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the prospectus that forms a part of the Company’s Registration Statement on Form S-1 (File No. 333-194672), which prospectus was filed with the SEC pursuant to Rule 424 promulgated under the Securities Act of 1933 on May 8, 2014.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The results of the Company’s operations for the nine months ended September 30, 2014 are not necessarily indicative of the results to be expected for the full year or for any other period.

Concentrations of Credit Risk and Major Collaborators

The Company is exposed to credit risk from its deposits of cash and cash equivalents and investments in excess of amounts insured by the Federal Deposit Insurance Corporation.

One of the Company’s collaborators accounted for nearly 100% of total revenues for the nine months ended September 30, 2014 and 2013. This collaborator accounted for nearly 100% of total accounts receivable as of September 30, 2014 and December 31, 2013. The agreement with this collaborator will be terminated effective as of December 29, 2014, as further described in Note 3 below.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Accounting Standards Codification 605, Revenue Recognition. This ASU stipulates that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. This ASU is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is not permitted, and retrospective application is required. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-12, Compensation – Stock Compensation. This ASU requires entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The ASU will become effective for the Company beginning January 1, 2016. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements – Going Concern. This ASU requires entities to evaluate for each annual and interim reporting period, whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). The ASU will become effective for the Company for annual reporting periods beginning after December 15, 2016. The Company is currently evaluating the impact of the adoption of this ASU on its consolidated financial statements.

As an “emerging growth company,” the Jumpstart our Business Startups Act, or the JOBS Act, allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.

2.    Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements reflect the accounts of Alder BioPharmaceuticals, Inc. and its wholly-owned subsidiaries, Alder BioPharmaceuticals Pty. Ltd. and AlderBio Holdings LLC. All inter-company balances and transactions have been eliminated in consolidation. The consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (“U.S. GAAP”).

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation

The financial statements of the Company’s subsidiaries with a functional currency other than the U.S. dollar have been translated into the Company’s reporting currency, the U.S. dollar. The functional currency for the Company’s Australian subsidiary is the Australian dollar and all assets and liabilities of the Australian subsidiary are translated using year-end exchange rates and revenues and expenses are translated at average exchange rates for the year. Translation adjustments are reflected in the accumulated other comprehensive income (loss) component of stockholders’ deficit. The Company generally transfers funds to the Australian subsidiary to fund operating needs within 30 days of disbursement.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash and cash equivalents consist primarily of money market funds and are stated at cost, which approximates fair value.

Investments

Short-term investments consist of negotiable certificates of deposit. The Company classifies its securities as available-for-sale, which are reported at estimated fair value with unrealized gains and losses included in accumulated other comprehensive income (loss) in stockholders’ deficit. Investments in securities with maturities of less than one year, or where management’s intent is to use the investments to fund current operations, or to make them available for current operations, are classified as short-term investments.

Realized gains and realized losses are included in interest income. Cost of investments for purposes of computing realized and unrealized gains and losses are based on the specific identification method. Interest and dividends earned on all securities are included in interest income.

Restricted Cash

Restricted cash consists of money market funds purchased as a security deposit for a letter of credit issued to the landlord in connection with the Company’s office building lease. In September 2013, the Company entered into an amendment for its office building lease and a letter of credit was no longer required under the lease.

Concentration of Credit Risk and Major Collaborators

The Company is exposed to credit risk from its deposits of cash and cash equivalents and restricted cash in excess of amounts insured by the Federal Deposit Insurance Corporation.

One of the Company’s collaborators accounted for nearly 100% of total revenues for the years ended December 31, 2012 and 2013. This collaborator accounted for nearly 100% of total accounts receivable as of December 31, 2012 and 21% of total accounts receivable as of December 31, 2013.

Fair Value of Financial Instruments

The Company holds financial instruments that are measured at fair value which is determined according to a fair value hierarchy that prioritizes the inputs and assumptions used, and the valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described as follows:

Level 1	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	Inputs are quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar instruments in markets that are not active and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3	Inputs are unobservable inputs based on the Company’s assumptions and valuation techniques used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation.

The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

The Company established the fair value of its assets and liabilities using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and established a fair value hierarchy based on the inputs used to measure fair value.

Property and Equipment

Property and equipment consists of laboratory equipment, computer equipment and software, leasehold improvements, and furniture and fixtures. Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the depreciable assets.

Computer equipment and software	3 - 5 years
Laboratory equipment	4 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of asset’s useful life or remaining term of lease

Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the statement of operations in the year of disposition. Additions and improvements that increase the value or extend the life of an asset are capitalized. Repairs and maintenance costs are expensed as incurred.

Rent Expense, Deferred Rent and Leasehold Improvements

Rent expense for leases that provide free rent periods and scheduled rent increases during the lease term is recognized on a straight-line basis over the term of the related lease. Leasehold improvements that are funded by landlord incentives or allowances under operating leases are recorded as a component of deferred rent and are amortized as a reduction of rent expense over the term of the related lease.

Impairment of Long-Lived Assets

The Company evaluates the recoverability of long-lived assets in accordance with authoritative guidance on accounting for the impairment or disposal of long-lived assets. The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Such impairment is recognized in the event the net book value of such assets exceeds their fair value. If the carrying value of the net assets assigned exceeds the fair value of the assets, then the second step of the impairment test is performed in order to determine the implied fair value. No impairment of long-lived assets occurred in the periods presented.

Segment and Geographic Information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision makers, or decision making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision makers are its chief executive officer and its board of directors. The Company manages its business as one operating segment; however, the Company operates in two geographic regions: United States (Bothell, WA) and Australia. Substantially all of the Company’s assets are located in, and revenues are generated in, the United States.

Revenue Recognition

The Company recognizes revenues from collaboration, license or research service contract arrangements when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable and collectability is reasonably assured.

The Company evaluates multiple-element arrangements to determine (1) the deliverables included in the arrangement and (2) whether the individual deliverables represent separate units of accounting or whether they must be accounted for as a single unit of accounting. This evaluation involves subjective determinations and requires the Company to make judgments about the individual deliverables and whether such deliverables are separable from the other aspects of the contractual relationship. Deliverables are considered separate units of accounting provided that the delivered item has value to the customer on a standalone basis, and if the arrangement includes a general right of return with respect to the delivered item, delivery or performance of the undelivered item is considered probable and substantially in the Company’s control. In assessing whether an item has standalone value, the Company considers factors such as the research, development, manufacturing and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace. In addition, the Company considers whether the collaboration partner can use any other deliverable for its intended purpose without the receipt of the remaining deliverable, whether the value of the deliverable is dependent on the undelivered item and whether there are other vendors that can provide the undelivered items. For revenue arrangements entered into prior to January 1, 2011, the Company was also required to evaluate whether there was fair value of the undelivered elements in the arrangement. The deliverables under the 2009 Bristol-Myers Squibb (“BMS”) collaboration agreement did not qualify as separate units of accounting and accordingly are accounted for as a single unit of accounting.

The consideration received under an arrangement which contains separate units of accounting, is allocated among the separate units using the relative selling price method. The Company determines the estimated selling price for units of accounting within each arrangement using vendor-specific objective evidence, (“VSOE”), of selling price, if available, third-party evidence, (“TPE”), of selling price if VSOE is not available, or best estimate of selling price, (“BESP”), if neither VSOE nor TPE is available.

When the Company has substantive performance obligations under an arrangement accounted for as one unit of accounting, revenues are recognized using either a time-based or proportional performance-based approach. When the Company cannot estimate the total amount of performance obligations that are to be provided under the arrangement, a time-based method is used. Under the time-based method, revenues are recognized over the arrangement’s estimated performance period based on the elapsed time compared to the total estimated performance period. When the Company is able to estimate the total amount of performance obligations under the arrangement, revenues are recognized using a proportional performance model. Under this approach, revenue recognition is based on costs incurred to date compared to total expected costs to be incurred over the performance period as this is considered to be representative of the delivery of service under the arrangement. Changes in estimates of total expected performance costs or service obligation time period are accounted for prospectively as a change in estimate. Under both methods, revenues recognized at any point in time are limited to the amount of noncontingent payments received or due.

The Company may also perform research and development activities on behalf of collaborative partners that are paid for by the collaborators. For research and development activities which are not determined to be separate units of accounting based on the criteria above, revenues for these research and development activities are recognized using the single unit of accounting method for that collaborative arrangement. For research and development activities which are determined to be separate units of accounting, arrangement consideration is allocated and revenues are recognized as services are delivered, assuming the general criteria for revenue recognition noted above have been met. The corresponding research and development costs incurred under these contracts are included in research and development expense in the consolidated statements of operations.

The Company generally invoices its collaborators upon the completion of the effort, based on the terms of each agreement. Amounts earned, but not yet collected from the collaborators, if any, are included in accounts receivable in the accompanying consolidated balance sheets. Deferred revenue arises from payments received in advance of the culmination of the earnings process. Deferred revenue expected to be recognized within the next 12 months is classified as a current liability. Deferred revenue will be recognized as revenue in future periods when the applicable revenue recognition criteria have been met.

Accounts Receivable

Accounts receivable are stated at the amount management expects to collect from customers based on their outstanding invoices. Management reviews accounts receivable regularly to determine if any receivable will potentially be uncollectible. Estimates are used to determine the amount of allowance for doubtful accounts necessary to reduce accounts receivable to its estimated net realizable value. At December 31, 2012 and 2013, no allowance for doubtful accounts was considered necessary.

Research and Development

Research and development expenses consist primarily of salaries and benefits, stock-based compensation, occupancy, materials and supplies, contracted research, consulting arrangements and other expenses incurred to sustain the Company’s research and development programs. Research and development costs are expensed as incurred. In-licensing fees and other costs to acquire technologies that are utilized in research and development and that are not expected to have alternative future use are expensed when incurred. For service contracts entered into that include a nonrefundable prepayment for service the upfront payment is deferred and recognized in the consolidated statements of operations as the services are rendered.

Patent Costs

Costs related to filing and pursuing patent applications are expensed as incurred, as recoverability of such expenditures is uncertain. These patent related legal costs are reported as a component of general and administrative expenses.

Income Taxes

The Company accounts for income taxes under the liability method. Under the liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and federal income tax bases of assets and liabilities and are measured using the tax income rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that some of the net deferred income tax asset will not be realized.

The Company determines whether a tax position is more likely than not to be sustained upon examination based on the technical merits of the position. For tax positions meeting the more-likely-than-not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

Stock-Based Compensation

The Company recognizes stock-based compensation expense on stock options granted to employees and members of the board of directors based on their estimated grant date fair value using the Black-Scholes option pricing model. This Black-Scholes option pricing model uses various inputs to measure fair value, including estimated market value of the Company’s underlying common stock at the grant date, expected term, estimated volatility, risk-free interest rate and expected dividend yields of the Company’s common stock. The Company recognizes stock-based compensation expense, net of estimated forfeitures, in the consolidated statements of operations on a straight-line basis over the requisite service period. The Company applies an estimated forfeiture rate derived from historical and expected future employee termination behavior. If the actual number of forfeitures differs from those estimated by management, adjustments to compensation expense may be required in future periods.

For stock options granted to non-employees, the fair value of the stock options is estimated using the Black-Scholes option pricing model. This model utilizes the estimated market value of the Company’s underlying common stock at the measurement date, the contractual term of the option, estimated volatility, risk-free interest rates and expected dividend yields of the Company’s common stock. The Company recognizes stock-based compensation expense, net of estimated forfeitures, in the consolidated statements of operations on a straight-line basis over the requisite service period. Measurement of stock-based compensation is subject to periodic adjustment for changes in the fair value of the award.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions, and other events and circumstances from non-owner sources, and currently consists of net loss, changes in unrealized gains and losses on available-for-sale securities and gains and losses on foreign currency translation related to the Company’s wholly-owned subsidiary in Australia.

Recent Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-11 Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists that provides for disclosure requirements related to unrecognized tax benefits in certain situations. The Company will adopt this standard in the first quarter of 2014 and does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

The Company has reviewed other recent accounting pronouncements and concluded that they are either not applicable to the business, or that no material effect is expected on the consolidated financial statements as a result of future adoption.